Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the three months ended March 31, 2016, were as follows:

(U.S. $ in millions)
Goodwill as of January 1, 2016	$383.9
Translation differences	2.7
Goodwill as of March 31, 2016	$386.6

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	March 31, 2016				December 31, 2015
	Gross		Accumulated	Net	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Book	Carrying	Accumulated	Impairment	Book
	Amount	Amortization	Loss	Value	Amount	Amortization	Loss	Value
	U.S. $ in thousands
Developed technology	$509,673	$(168,124)	$(203,170)	$138,379	$509,827	$(157,862)	$(203,170)	$148,795
Patents	18,232	(10,454)	-	7,778	17,785	(10,008)	-	7,777
Trademarks and trade names	60,182	(15,044)	(27,698)	17,440	60,141	(14,463)	(27,698)	17,980
Customer relationships	150,915	(44,961)	(34,720)	71,234	150,677	(41,708)	(34,720)	74,249
Non-compete agreements	10,843	(5,874)	(4,969)	-	10,843	(5,874)	(4,969)	-
Capitalized software development costs	21,555	(17,584)	(1,379)	2,592	21,389	(17,351)	(1,379)	2,659
In process research and development	22,179	-	(21,171)	1,008	22,179	-	(21,171)	1,008
	$793,579	$(262,041)	$(293,107)	$238,431	$792,841	$(247,266)	$(293,107)	$252,468

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of March 31, 2016, estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining nine months of 2016	$43,698
2017	57,924
2018	55,707
2019	42,050
2020	15,057
Thereafter	22,987
Total	$237,423